Trade Accounts Receivable - Schedule of Trade Accounts Receivable (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade Accounts Receivable [Abstract]
Trade accounts receivable	R$ 16,987	R$ 14,852	R$ 10,225
Allowance for expected credit losses	(1,264)	(589)	(149)
Trade accounts receivable, net	R$ 15,723	R$ 14,263	R$ 10,076